Average Annual Total Returns{- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 50%	Fidelity Asset Manager 50% Return Before Taxes Past 1 year	Fidelity Asset Manager 50% Return Before Taxes Past 5 years	Fidelity Asset Manager 50% Return Before Taxes Past 10 years	Fidelity Asset Manager 50% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 50% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 50% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 50% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 50% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 50% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	14.72%	9.28%	7.51%	13.79%	8.09%	6.19%	8.90%	6.93%	5.57%	18.40%	15.22%	13.88%	12.71%	8.89%	7.55%